Significant Customers	12 Months Ended
Jul. 31, 2022
DIGERATI TECHNOLOGIES, INC [Member]
Significant Customers [Line Items]
SIGNIFICANT CUSTOMERS

NOTE 9 - SIGNIFICANT CUSTOMERS

During the years ended July 31, 2022, and 2021, the Company did not derive revenues of 10% or more from any single customer.

As of the year ended July 31, 2022, and 2021, the Company did not have outstanding accounts receivable of 10% or more from any single customer.